Loans and advances to financial institutions	12 Months Ended
Dec. 31, 2018
Loans and advances to financial institutions [Abstract]
Loans and advances to financial institutions

26.   Loans and advances to financial institutions

	R$ thousand
	On December 31
	2018	2017
Repurchase agreements (1)	96,304,582	21,045,591
Loans to financial institutions	8,946,346	11,207,614
Impairment of loans and advances	(1,978)	(5,481)
Total	105,248,950	32,247,724

 (1) In 2018, it included investments in repo operations given in guarantee.